Segment Information - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total assets	$ 307,089	$ 372,120
Operating Segments | Retail Annuities
Segment Reporting Information [Line Items]
Total assets	265,337	326,953
Operating Segments | Closed Life and Annuity Blocks
Segment Reporting Information [Line Items]
Total assets	29,577	32,583
Operating Segments | Institutional Products
Segment Reporting Information [Line Items]
Total assets	10,175	10,713
Corporate and Other
Segment Reporting Information [Line Items]
Total assets	$ 2,000	$ 1,871